SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Brookfield Infrastructure Corporation, Special Distribution [Policy Text Block]
a) Brookfield Infrastructure Corporation
On August 30, 2019, Brookfield Infrastructure Corporation (“BIPC”) was established by the partnership. On March 30, 2020, the partnership contributed our U.K. regulated distribution operation and Brazilian regulated gas transmission operation to BIPC. On March 31, 2020, the partnership completed a special distribution (the “special distribution”) whereby unitholders as of March 20, 2020 (the “Record Date”) received one class A exchangeable subordinate voting share (“exchangeable share” or the “class A shares of BIPC”) for every nine units held. Immediately prior to the special distribution, the partnership received exchangeable shares through a distribution by Brookfield Infrastructure L.P. (“Holding LP”), or the Holding LP Distribution, of the class A shares to all of its unitholders. As a result of the Holding LP Distribution, (i) Brookfield and its subsidiaries received approximately 13.7 million class A shares and (ii) the partnership received approximately 32.6 million class A shares, which it subsequently distributed to unitholders pursuant to the special distribution. Immediately following the special distribution, (i) holders of units held approximately 70.4% of the issued and outstanding class A shares (ii) Brookfield and its affiliates held approximately 29.6% of the issued and outstanding class A shares, and (iii) a subsidiary of the partnership owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75.0% voting interest in BIPC, and all of the issued and outstanding class C non-voting shares, or class C shares, of BIPC, which entitle the partnership to the residual value in BIPC after payment in full of the amount due to holders of class A shares and class B shares. The partnership directly and indirectly controlled BIPC prior to the special distribution and continues to control BIPC subsequent to the special distribution through its interests in the company.
The class A shares of BIPC are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”.

i)	Class A Shares
At any time, holders of class A shares shall have the right to exchange all or a portion of their shares for one unit per class A share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received, on a fixed-for-fixed basis. The partnership has the ability to redeem class A shares in units instead of cash when the exchange is requested by the shareholder. Additionally, the partnership has the ability to exchange all class A shares for units at our election, on a fixed-for-fixed basis. As a result of the share characteristics, class A shares have been classified as non-controlling interests in the interim condensed and consolidated financial statements of our partnership.

ii)	Basic and diluted income per unit:
The special distribution resulted in the issuance of approximately 46.3 million exchangeable shares. All historical per unit disclosures have been retroactively adjusted for the impact of the special distribution.

Statement of Compliance
b) Statement of Compliance
These interim condensed and consolidated financial statements of our partnership and its subsidiaries (together “Brookfield Infrastructure”) have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies Brookfield Infrastructure applied in its consolidated financial statements as of and for the year-ended December 31, 2019. The accounting policies that our partnership applied in its annual consolidated financial statements as of and for the year-ended December 31, 2019 are disclosed in Note 3 of such financial statements, with which reference should be made in reading these interim condensed and consolidated financial statements.
These interim condensed and consolidated financial statements were authorized for issuance by the Board of Directors of our partnership on August 13, 2020.

Use Of Estimates Policy 1 [Policy Text Block]
c) Critical Accounting Judgments and Key Sources of Estimation Uncertainty
In preparing our consolidated financial statements, we make judgments in applying our accounting policies. The areas of policy judgment are consistent with those reported in our consolidated financial statements as of and for the year ended December 31, 2019. As disclosed in our 2019 annual consolidated financial statements, our partnership uses critical assumptions and estimates to determine the fair value of our property, plant and equipment and the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or an intangible asset has been allocated.
In March 2020, the World Health Organization declared a global pandemic related to COVID-19. To date, there has been significant volatility in commodity and foreign exchange markets as well as restrictions on the conduct of business in many jurisdictions and the global movement of people and certain goods. In light of the economic environment, our partnership has assessed the impact of the economic shutdowns on our asset valuations. In making these assessments, we reviewed business risks, cash flow assumptions, and discount rates for the impacts of government imposed shutdowns. We have applied certain assumptions as to the pace of economic recovery and continue to monitor operating results against them. As a provider of essential services, substantially all of our businesses have remained in operation while we continue to safeguard the health of our employees. In addition, the majority of our businesses are subject to regulated cash flows or long-term take-or-pay contracts with minimal volume risk. Based on our partnership’s assessment, no impairments to our asset values were required as at June 30, 2020. Please refer to Note 7, Property Plant and Equipment, Note 8, Intangible Assets, and Note 9, Investments in Associates and Joint Ventures for further details.